Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Balance,at beginning of period	$ 4,446,730
Vessel impairment charge	43,490	0
Balance,at end of period	4,422,807
Cost | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	5,021,508
Additions	84,714
Depreciation	0
Balance,at end of period	5,106,222
Accumulated Depreciation | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	(574,778)
Additions	0
Depreciation	(108,637)
Balance,at end of period	(683,415)
Net Book Value | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	4,446,730
Additions	84,714
Depreciation	(108,637)
Balance,at end of period	$ 4,422,807